UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM


     1.   Name and  address of issuer:  MML  SERIES  INVESTMENT  FUND
                                        1295 STATE STREET
                                        SPRINGFIELD, MA 01111-0001

     2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

     3.   Investment Company Act File Number: 811-2224

          Securities Act File Number:  2-39334

     4(a).Last day of fiscal  year for which  this Form is filed:  DECEMBER  31,
          2004

     4(b).Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)
          Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).Check box if this is the last time the issuer will be filing this Form.

     5.   Calculation of registration fee:

          (i)  Aggregate  sale price of  securities  sold during the fiscal year
               pursuant to section 24(f):                        $ 23,930,748.59
                                                                ---------------

          (ii) Aggregate  price of shares  redeemed  or  repurchased  during the
               fiscal year                                      $ 40,524,459.95

          (iii)Aggregate price of shares redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
               the Commission:                                  $ 0
                                                        -----------

          (iv) Total available  redemption credits [add Items 5(ii) and 5(iii)]:
                                                                $ 40,524,459.95
                                                                ---------------

          (v)  Net sales-if Item 5(i) is greater than Item 5(iv)  [Subtract Item
               (iv) from Item 5(i)]:                            $

          (vi) Redemption   credits   available   for  use  in  future  years  $
                                                                16,593,711.36
               --if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]

          (vii)Multiplier  for  determining  registration  fee (See  Instruction
               C.9):                                            x 0.00011770

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):                           =$ 0.00
                                                                ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: .

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):           +$ 0.00
                                                                ---------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$ 0.00
                                                                ---------------
                                                                ---------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery: N/A

                                                             Wire Transfer

                                                             Mail or other means

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By (Signature and Title)*            /s/ James S. Collins
                                     --------------------
                                     JAMES S. COLLINS
                                     CHIEF FINANCIAL OFFICER AND TREASURER


Date:  March 23, 2005